Significant Accounting Estimates and Judgment	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Significant Accounting Estimates and Judgment
NOTE 5. SIGNIFICANT ACCOUNTING ESTIMATES AND JUDGMENT
The timely preparation of financial statements requires that management make estimates and assumptions and use judgment. Estimates and judgments are continually evaluated and are based on historical experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances.
Uncertainty about these assumptions and estimates could however result in outcomes that require a material adjustment to the carrying amount of the asset or liability affected in future periods. In the process of applying the Company’s accounting policies, management has made the following judgments, estimates and assumptions which have a significant effect on the amounts recognized in the consolidated financial statements:
Revenue Recognition – Performance Obligation Satisfied Over Time
The Company reflects revenues relating to performance obligations satisfied over time using the percentage-of-completion
approach of accounting. The Company uses the input method of percentage-of-completion
accounting, whereby actual input costs as a percentage of estimated total costs is used as the basis for determining the extent to which performance obligations are satisfied. The input method of percentage-of-completion
accounting provides a faithful depiction of the transfer of control to the customer, as the Company is able to recover costs incurred relating to the satisfaction of the associated performance obligation. This approach to revenue recognition requires management to make a number of estimates and assumptions surrounding the expected profitability of the contract, the estimated degree of completion based on cost progression, and other detailed factors. Although these factors are routinely reviewed as part of the project management process, changes in these estimates or assumptions could lead to changes in the revenues recognized in a given period.
Certain contracts also include aspects of variable consideration, such as liquidated damages on project delays. For these contracts, management must make estimations as to the likelihood of the variable consideration being recognized or constrained, based on the status of each project, the potential value of variable consideration, communication received from the customer, and other factors. Enerflex continues to monitor these factors. Changes in estimated cost or revenue associated with a project, including variable consideration, could result in material changes to revenue and gross margin recognized on certain projects.
Revenue Recognition – Performance Obligation Satisfied at a Point in Time
The Company reflects revenues relating to performance obligations satisfied at a point in time when control – indicated by transfer of the legal title, physical possession, significant risks and rewards of ownership, or any combination of these indicators – is transferred to the customer.
Provisions for Warranty
Provisions set aside for warranty exposures either relate to amounts provided systematically based on historical experience under contractual warranty obligations or specific provisions created in respect of individual customer issues undergoing commercial resolution and negotiation. Amounts set aside represent management’s best estimate of the likely settlement and the timing of any resolution with the relevant customer.
Business Acquisitions
In a business acquisition, the Company may acquire assets and assume certain liabilities of an acquired entity. Estimates are made as to the fair value of property, plant and equipment, intangible assets, and goodwill, among other items. In certain circumstances, such as the valuation of property, plant and equipment and intangible assets acquired, the Company relies on independent third-party valuators. The determination of these fair values involves a variety of assumptions, including revenue growth rates, projected cash flows, discount rates, and earnings multiples.
Property, Plant and Equipment and Rental Equipment
Property, plant and equipment and rental equipment is stated at cost less accumulated depreciation and any impairment losses. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets. The estimated useful lives of property, plant and equipment and rental equipment is reviewed on an annual basis. Assessing the reasonableness of the estimated useful lives of property, plant and equipment and rental equipment requires judgment and is based on currently available information. Property, plant and equipment and rental equipment is also reviewed for potential impairment on an annual basis or whenever events or changes in circumstances indicate that the carrying amount may not be recoverable.
Changes in circumstances, such as technological advances and changes to business strategy can result in actual useful lives differing significantly from estimates. The assumptions used, including rates and methodologies, are reviewed on an ongoing basis to ensure they continue to be appropriate. Revisions to the estimated useful lives of property, plant and equipment and rental equipment constitutes a change in accounting estimate and are applied prospectively.
Right-of-Use
Asset and Lease Liability
The Company determines the
right-of-use
asset and lease liability for each lease upon commencement. In calculating the right-of-use
asset and lease liability, the Company is required to determine a suitable discount rate in order to calculate the present value of the contractual payments for the right to use the underlying asset during the lease term. In addition, the Company is required to assess the term of the lease, including if the Company is reasonably certain to exercise options to extend the lease or terminate the lease. Discount rates and lease assumptions are reassessed on a periodic basis.
Finance Lease Receivables
In calculating the value of the Company’s finance lease receivables, the Company is required to determine the fair value of the underlying assets included in the finance lease transaction, or, if lower, the present value of the lease payments discounted using a market rate of interest. The fair value of the underlying assets should reflect the amount that the Company would otherwise recognize on a sale of those assets.
Allowance for Doubtful Accounts
Amounts included in allowance for doubtful accounts reflect the full lifetime expected credit losses for trade receivables. The Company determines allowances based on management’s best estimate of future expected credit losses, considering historical default rates, current economic conditions, and forecasts of future economic conditions. Future economic conditions, especially around the oil and gas industry, may have a significant impact on the collectability of trade receivables from customers and the corresponding expected credit losses. Management has implemented additional monitoring processes in assessing the creditworthiness of customers and believes the current provision appropriately reflects the best estimate of its future expected credit losses. Significant or unanticipated changes in economic conditions could impact the magnitude of future expected credit losses.
Impairment of Inventories
The Company regularly reviews the nature and quantities of inventory on hand and evaluates the net realizable value of items based on historical usage patterns, known changes to equipment or processes, and customer demand for specific products. Significant or unanticipated changes in business conditions could impact the magnitude and timing of impairment recognized.
Impairment of
Non-Financial
Assets
Impairment exists when the carrying value of an asset or group of assets exceeds its recoverable amount, which is the higher of its fair value less costs to sell and its value-in-use.
The fair value less costs to sell calculation is based on available data from binding sales transactions in an arm’s length transaction of similar assets or observable market prices less incremental costs for disposing of the asset. The value-in-use
calculation is based on a discounted cash flow model, which requires the Company to estimate future cash flows and use judgment to determine a suitable discount rate to calculate the present value of those cash flows.
Impairment of Goodwill
The Company tests goodwill for impairment at least on an annual basis, or when there is any indication that goodwill may be impaired. This requires an estimation of the value-in-use
of the groups of CGUs to which the goodwill is allocated. Estimating the value-in-use
requires an estimate of the expected future cash flows from each group of CGUs and use judgment to determine a suitable discount rate in order to calculate the present value of those cash flows. The methodology and assumptions used, as well as the results of the assessment performed are detailed in Note 14.
Income Taxes
Uncertainties exist with respect to the interpretation of complex tax regulations and the amount and timing of future taxable income. Given the wide range of international business relationships and the long-term nature and complexity of existing contractual agreements, differences arising between the actual results and the assumptions made, or future changes to such assumptions, could necessitate future adjustments to taxable income. The Company establishes provisions, based on reasonable estimates, for possible consequences of audits by the tax authorities of the respective countries in which it operates. The amount of such provisions is based on various factors, such as experience of previous tax audits and differing interpretations of tax regulations by the taxable entity and the responsible tax authority. Such differences of interpretation may arise on a wide variety of issues depending on the conditions prevailing in the respective company’s domicile.
Deferred tax assets are recognized for all unused tax losses, carried forward tax credits or other deductible temporary differences to the extent that it is probable that taxable profit will be available against which these deferred tax assets can be utilized. Significant judgment is required to determine the amount of deferred tax assets that can be recognized, based upon the timing of reversal, expiry of losses and the level of future taxable profits together with future tax planning strategies. The basis for this estimate is management’s cash flow projections. To the extent the Company determines the recoverability of deferred tax assets is unlikely, the deferred tax asset is not recognized. Management regularly assesses the unrecognized deferred tax asset to determine what portion can be recognized in response to changing economic conditions or recent events.
Share-Based Compensation
The Company employs the fair value method of accounting for stock options and phantom share entitlement. The determination of the share-based compensation expense for stock options and phantom share entitlement requires the use of estimates and assumptions based on exercise prices, market conditions, vesting criteria, length of employment, and past experiences of the Company. Changes in these estimates and future events could alter the determination of the provision for such compensation. Details concerning the assumptions used are described in Note 24.
Government Grants
In response to the
COVID-19
pandemic and associated restrictions, including mandated quarantines, business closures, and travel restrictions, governments in certain jurisdictions in which the Company does business have established programs to assist companies and individuals through the period for which these restrictions are in place. During the year, the Company continued to qualify for government grants in several jurisdictions, primarily the Canada Emergency Wage Subsidy, Canada Emergency Rent Subsidy,
Hardest-Hit
Business Recovery Program, and the Employee Retention Credit program in USA. Subsidies received have been recorded as a reduction in cost of goods sold and selling and administrative expenses within the consolidated statements of earnings in accordance with where the associated expense was recognized. There are no unfulfilled conditions or other contingencies relating to government assistance that has been recognized. Total subsidies received is in Note 34.